CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies
Schedule of estimates of possible losses

	2022	2021

Income tax and social contribution	60,453.5	54,258.7
Value-added and excise taxes	25,904.6	23,912.4
PIS and COFINS	3,293.5	2,667.6
Others	1,909.1	1,606.3
	91,560.7	82,445.0